SIGNIFICANT ACCOUNTING POLICIES - Functional currency (Details)	12 Months Ended
Dec. 31, 2021
Orla Mining Ltd
Disclosure of subsidiaries [line items]
Functional currency	Canadian dollars
Minerometalrgica San Miguel S de RL de CV
Disclosure of subsidiaries [line items]
Functional currency	Mexican pesos
Camino Rojo
Disclosure of subsidiaries [line items]
Functional currency	Mexican pesos
Cerro Quema
Disclosure of subsidiaries [line items]
Functional currency	United States dollars
Monitor Gold Corporation
Disclosure of subsidiaries [line items]
Functional currency	United States dollars